INVESTMENTS	12 Months Ended
Dec. 31, 2024
Investments, All Other Investments [Abstract]
INVESTMENTS

NOTE 4 — INVESTMENTS

On March 1, 2023, the Company entered an agreement with Coastal Neurology, Inc. (“Coastal”) to provide for the escrow of a non-refundable good faith deposit of $150,000 to cover transaction costs in conjunction with the Company’s proposed stock purchase agreement of Coastal. Under the terms of the agreement, if the Company failed to undertake a funding offering as specified in the agreement by March 31, 2023, and therefore was unable to close the acquisition by May 30, 2023 because of lack of funds, then the escrow deposit was to be released in full to Coastal no later than May 31, 2023. As the Company was only able to make $103,000 of the required good faith deposit in full to the escrow agent, the proposed Coastal acquisition was abandoned and the $103,000 was written off.